Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Reconciliation of basic and diluted net income per share

	Three Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$879,659	$712,305
Weighted average common stock outstanding - basic	50,000,000	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	-	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.02	$0.02
Net income per common share - diluted	$0.02	$0.01

	Nine Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$3,359,870	$2,838,337
Weighted average common stock outstanding - basic	47,052,920	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	2,947,080	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.07	$0.07
Net income per common share - diluted	$0.0